CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Mar. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01
Special voting shares, shares outstanding	413,218,148	413,249,206
Common shares, shares outstanding	1,362,070,103	1,362,048,989